Summary of significant accounting policies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Initial application
Standard warranty period	1 year
Unfulfilled performance obligations	€ 6,800	€ 772
Recognition of performance obligations		€ 584
Minimum
Initial application
Operating period for 3D printer in Services segment	1 year 6 months
Payment term	30 days
Maximum
Initial application
Operating period for 3D printer in Services segment	2 years 6 months
Payment term	60 days
Less than one year
Initial application
Unfulfilled performance obligations	€ 2,794
Satisfy performance obligations (as a percent)	96.00%
Two years
Initial application
Unfulfilled performance obligations	€ 117
Satisfy performance obligations (as a percent)	4.00%